Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 18 — SUBSEQUENT EVENTS

Bank borrowings

Short-term loans subsequent to the year ended June 30, 2025 consisted of the following:

Lender	RMB	US$	Issuance Date	Expiration Date	Effective Interest Rate
Bank of China(1)	14,305,007	1,996,902	July 25, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
Shanghai Pudong Development Bank(1)	14,488,396	2,022,502	July 29, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
China Agricultural Bank(1)	9,149,607	1,277,236	July 31, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
Zhengzhou Bank(1)	14,868,698	2,075,590	July 30, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
China Construction Bank	1,500,000	209,392	October 17, 2025	October 17, 2026	3.0%
China Construction Bank	4,500,000	628,176	October 21, 2025	October 21, 2026	2.6%
China Construction Bank	4,000,000	558,378	October 22, 2025	October 22, 2026	2.6%
Total	62,811,707	$8,768,176
Less: current portion	10,000,000	1,395,946
Long term portion	52,811,707	$7,372,230

(1)	As of the issuance date of consolidated financial statements, the full syndicated loan amount of approximately $36.3 million (RMB 260.0 million) has been drawn down.

As of October 31, 2025, we had utilized $39.1 million of available lines of credit, leaving approximately $9.1 million unused and available under these lines of credit. The term of the unused lines of credit consists of $2.1 million from Huaxia Bank maturing on December 7, 2029, $7.0 million from Ningbo Yuyao Rural Commercial Bank maturing on January 07, 2026. Of the utilized credit line, approximately $2.8 million was secured by the Company’s real estate assets, and approximately $36.3 million of syndicated loan secured by the Company’s construction in progress and land use right.

As of the date of these financial statements, all loans outstanding as of June 30, 2025 had been fully repaid or extended, except for those that were not yet matured as of October 31, 2025.

Initial Public Offering

On October 23, 2025, the Company consummated its initial public offering (the “IPO”) of 1,900,000 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), at a price of $5.00 per share, generating gross proceeds to the Company of $9,500,000 before deducting underwriting discounts and offering expenses. On October 28, 2025, underwriters exercised the Over-Allotment Option in full to purchase 285,000 Ordinary Shares from the Company at the public offering price of $5.00 per share, generating gross proceeds of $1,425,000.

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.